Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1
Document Type	S-3/A
Entity Registrant Name	MainStreet Bancshares, Inc.
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	81-2871064
Entity Address, Address Line One	10089 Fairfax Boulevard
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	481-4567
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001693577
Amendment Flag	true